Fair Value Quantitative And Qualitative Disclosures	12 Months Ended
Dec. 31, 2024
Statement [LineItems]
Fair Value Quantitative And Qualitative Disclosures
13.	FAIR VALUE QUANTITATIVE AND QUALITATIVE DISCLOSURES
The fair value is the amount at which an asset can be exchanged, or at which a liability can be settled, in mutual independent terms and conditions between participants of the principal market (or the most advantageous market) who are duly informed and willing to transact in an orderly and current transaction, at the measurement date under the current market conditions whether the price is directly observable or estimated using a valuation technique under the assumption that the Bank is an ongoing business.
When a financial instrument is quoted in a liquid and active market, its price in the market in a real transaction provides the most reliable evidence of its fair value. Nevertheless, when there is no quoted price in the market or it cannot be evidence of the fair value of such instrument, in order to determine such fair value, the entities may use the market value of another instrument with similar characteristics, the analysis of discounted cash flows or other applicable techniques, which shall be significantly affected by the assumptions used.
Although the Bank’s Management has used its best judgment to estimate the fair values of its financial instruments, any technique to perform such estimate implies certain inherent fragility level.
Fair value hierarchy
The Bank uses the following hierarchy to determine and disclose the fair value of financial instruments, according to the valuation technique applied:

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Level 1: quoted prices (unadjusted) observable in active markets that the Bank accesses to at the measurement day for identical assets or liabilities. The Bank considers markets as active only if there are sufficient trading activities with respect to the volume and liquidity of the identical assets or liabilities and when there are binding and exercisable price quotes available at the end of each fiscal year.

•
Level 2: Valuation techniques for which the data and variables having a significant impact on the determination of the fair value recognized or disclosed are observable for the asset or liability, either directly or indirectly. Such inputs include quoted prices for similar assets or liabilities in active markets, quoted prices for identical instruments in inactive markets and observable inputs other than quoted prices, such as interest rates and yield curves, implied volatilities, and credit spreads. In addition, adjustments to level 2 inputs may be required for the condition or location of the asset or the extent to which it relates to items that are comparable to the valued instrument. However, if such adjustments are based on unobservable inputs that are significant to the entire measurement, the Bank will classify the instruments as Level 3.

•
Level 3: Valuation techniques for which the data and variables having a significant impact on the determination of the fair value recognized or disclosed are not based on observable market information.

The following tables show the hierarchy in the Bank’s financial asset and liability at fair value measurement, as of December 31, 2024 and 2023:
Categories of financial assets and liabilities as of December 31, 2024

Item	Amortized cost	Fair value through OCI	Fair value through P/L	Fair value hierarchy
			Obligatory measurement	Level 1	Level 2	Level 3
Financial assets
Cash and deposits in banks
Cash	416,058,887
Financial institutions	2,219,786,919
Other	54,792,752
Debt securities at fair value through profit or loss			842,993,411	802,765,675	36,844,120	3,383,616
Derivative financial instruments			19,283,771	33,492	19,250,279
Other financial assets	501,979,459		46,163,784	45,978,629		185,155
Loans and other financing
To the non-financial government sector	69,917,894
Other financial institutions	63,132,416
To the non-financial private sector and foreign residents
Overdrafts	541,134,853
Documents	1,021,239,445
Mortgage loans	504,071,972
Pledge loans	122,617,082
Personal loans	1,153,204,936
Credit cards	1,378,563,049
Financial leases	16,448,771
Other (1)	931,330,407
Other debt securities	2,687,165,137	438,703,737		438,703,737
Financial assets delivered as guarantee	246,153,453		942,189	942,189
Equity instruments at fair value through profit or loss			8,721,010	2,128,616		6,592,394

TOTAL FINANCIAL ASSETS	11,927,597,432	438,703,737	918,104,165	1,290,552,338	56,094,399	10,161,165

(1)	Includes the total allowances to the non-financial private sector and foreign residents.

Item	Amortized cost	Fair value through OCI	Fair value through P/L	Fair value hierarchy
			Obligatory measurement	Level 1	Level 2	Level 3
Financial liabilities
Deposits
From the non-financial government sector	643,700,325
From the financial sector	12,022,826
From the non-financial private sector and foreign residents
Checking accounts	1,030,746,073
Savings accounts	3,958,813,403
Time deposits and investment accounts	2,049,617,546
Other	727,805,714
Liabilities at fair value through profit or loss			7,183,451	7,183,451
Derivative financial instruments			1,321,602	92,978	1,228,624
Repo transactions
Other financial institutions	18,956,694
Other financial liabilities	1,031,875,594
Financing received from Central Bank and other financial institutions	43,472,692
Issued corporate bonds	14,789,758
Subordinated corporate bonds	417,675,451

TOTAL FINANCIAL LIABILITIES	9,949,476,076		8,505,053	7,276,429	1,228,624

Categories of financial assets and liabilities as of December 31, 2023

Item	Amortized cost	Fair value through OCI	Fair value through P/L	Fair value hierarchy
			Obligatory measurement	Level 1	Level 2	Level 3
Financial assets
Cash and deposits in banks
Cash	865,299,956
Financial institutions	1,754,503,315
Other	122,030
Debt securities at fair value through profit or loss			3,815,466,650	3,770,471,313	44,980,059	15,278
Derivative financial instruments			28,621,262	1,429	28,619,833
Repo transactions
BCRA	1,340,514,525
Other financial assets	381,065,428		57,469,988	57,331,923		138,065
Loans and other financing
To the non-financial government sector	10,269,100
Other financial institutions	21,700,303
To the non-financial private sector and foreign residents
Overdrafts	626,939,697
Documents	736,778,932
Mortgage loans	359,589,458
Pledge loans	61,251,124
Personal loans	518,869,616
Credit cards	1,055,651,798
Financial leases	20,662,718
Other (1)	581,327,091
Other debt securities	303,225,254	635,193,334		629,197,692	5,995,642
Financial assets delivered as guarantee	234,449,160		54,939,285	54,939,285
Equity instruments at fair value through profit or loss			6,998,576	2,473,814		4,524,762

TOTAL FINANCIAL ASSETS	8,872,219,505	635,193,334	3,963,495,761	4,514,415,456	79,595,534	4,678,105

(1)	Includes the total allowances to the non-financial private sector and foreign residents.

Item	Amortized cost	Fair value through OCI	Fair value through P/L	Fair value hierarchy
			Obligatory measurement	Level 1	Level 2	Level 3
Financial liabilities
Deposits
From the non-financial government sector	407,437,205
From the financial sector	43,956,526
From the non-financial private sector and foreign residents
Checking accounts	1,109,772,817
Savings accounts	3,114,083,306
Time deposits and Investment accounts	2,282,679,207
Other	381,229,139
Liabilities at fair value through profit or loss			30,106,856	30,106,856
Derivative financial instruments			6,179,869	87,955	6,091,914
Repo transactions
Other financial institutions	51,395,109
Other financial liabilities	815,507,243
Financing received from Central Bank and other financial institutions	43,115,043
Issued corporate bonds	128,184,411
Subordinated corporate bonds	714,760,748

TOTAL FINANCIAL LIABILITIES	9,092,120,754		36,286,725	30,194,811	6,091,914

Description of the valuation process
The fair value of instruments categorized as level 1 was assessed by using quoted prices effective at the end of each fiscal year in active markets for identical assets or liabilities, if representative. Currently, for most of the government and private securities, there are two principal markets in which the Bank operates: BYMA and MAE. Additionally, in the case of derivatives, both MAE and Mercado a Término de Rosario SA (ROFEX) are deemed active markets.
On the other hand, for certain assets and liabilities that do not have an active market, categorized as level 2, the Bank used valuation techniques that included the use of market transactions performed under mutual independent terms and conditions, between interested and duly informed parties, provided that they are available as well as references to the current fair value of another instrument being substantially similar, or otherwise the analysis of cash flows discounted at rates built from market information of similar instruments.
In addition, certain assets and liabilities included in this category were valued using price quotes of identical instruments in “less active markets”.
Finally, the Bank has categorized as level 3 those assets and liabilities for which there are no identical or similar transactions in the market. To determine the market value of these instruments the Bank used valuation techniques based on own assumptions. For this approach, the Bank mainly used the cash flow discount model.
As of December 31, 2024 and 2023, the Bank has neither changed the techniques nor the assumptions used to estimate the fair value of the financial instruments.
Below is the reconciliation between the amounts at the beginning and at the end of the fiscal year of the financial assets recognized at fair value categorized as level 3:

Reconciliation	As of December 31, 2024
	Debt instruments	Other financial assets	Equity instruments at fair value through profit or loss
Amount at the beginning	15,278	138,065	4,524,762
Profit and loss	518,980	(215,154)	5,406,986
Recognition and derecognition	3,212,353	451,596	8,248
Monetary effect	(362,995)	(189,352)	(3,347,602)

Amount at the end of the fiscal year	3,383,616	185,155	6,592,394

Reconciliation	As of December 31, 2023
	Debt instruments	Other financial assets	Equity instruments at fair value through profit or loss
Amount at the beginning	6,997,410	335,099	4,645,092
Transfers from level 3 (1)			(306,237)
Profit and loss	5,078,117	81,143	4,900,032
Recognition and derecognition	(7,524,345)		54,619
Monetary effect	(4,535,904)	(278,177)	(4,768,744)

Amount at the end of the fiscal year	15,278	138,065	4,524,762

(1)	Transfer of equity instruments at fair value through profit or loss from level 3 to level 1 that were measured using quoted prices observable in active markets as of December 31, 2023.
The fair values of instruments measured at level 3 are determined by the Bank based on valuation techniques derived from the “income method”, whose main unobservable data are related to discount rates, and on which a reasonable change in such input data would not generate significant effects on the consolidated Financial Statements taken as a whole.
Changes in fair value levels
The Bank monitors the availability of information in the market to evaluate
the classification of financial instruments into the fair value hierarchy as well as the resulting determination of transfers between levels 1, 2 and 3 at each year end.

Except for the foregoing, as of December 31, 2024 and 2023, the Bank has not recognized any transfers between levels 1, 2 and 3.
Financial assets and liabilities not measured at fair value
Next follows a description of the main methods and assumptions used to determine the fair values of financial instruments not recognized at their fair value in these consolidated Financial Statements:

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Instruments with fair value similar to the carrying amount: financial assets and liabilities that are liquid or have short-term maturities (less than three months) were deemed to have a fair value similar to the carrying amount.

•
Fixed and variable rate of financial instruments: the fair value of financial assets was recognized discounting future cash flows at current market rates for each fiscal year for financial instruments of similar characteristics. The estimated fair value of fixed-interest rate deposits and liabilities was assessed discounting future cash flows by using estimated interest rates for deposits or placings with similar maturities to those of the Bank’s portfolio.

•	For public listed assets and liabilities, or those for which the prices are reported by certain renowned pricing providers, the fair value was determined based on such prices.
The following table shows a comparison between the fair value and the carrying amount of financial instruments not measured at fair value as of December 31, 2024 and 2023:

Composition	12/31/2024
	Carrying amount	Level 1	Level 2	Level 3	Fair value
Financial assets
Cash and deposits in banks	2,690,638,558	2,690,638,558			2,690,638,558
Other financial assets	501,979,459	501,979,459			501,979,459
Loans and other financing (1)	5,801,660,825			5,432,217,583	5,432,217,583
Other debt securities (1)	2,687,165,137	2,470,198,227	61,476,176		2,531,674,403
Financial assets delivered as guarantee	246,153,453	246,158,423			246,158,423

Total	11,927,597,432	5,908,974,667	61,476,176	5,432,217,583	11,402,668,426

Financial liabilities
Deposits	8,422,705,887	5,542,870,685		2,896,392,407	8,439,263,092
Repo transactions	18,956,694	18,956,694			18,956,694
Other financial liabilities	1,031,875,594	1,008,593,413	27,797,386		1,036,390,799
Financing received from the BCRA and other financial institutions	43,472,692	41,572,590	1,900,102		43,472,692
Issued corporate bonds	14,789,758		14,789,758		14,789,758
Subordinated corporate bonds	417,675,451		402,425,288		402,425,288

Total	9,949,476,076	6,611,993,382	446,912,534	2,896,392,407	9,955,298,323

(1)	The Bank’s Management has not identified additional impairment indicators of its financial assets as a result of the differences in the fair value thereof.

Composition	12/31/2023
	Carrying amount	Level 1	Level 2	Level 3	Fair value
Financial assets
Cash and deposits in banks	2,619,925,301	2,619,925,297			2,619,925,297
Repo transactions	1,340,514,525	1,340,514,525			1,340,514,525
Other financial assets	381,065,428	381,065,428			381,065,428
Loans and other financing	3,993,039,837			3,510,864,322	3,510,864,322
Other debt securities	303,225,252	200,413,016	121,001,588		321,414,604
Financial assets delivered as guarantee	234,449,160	234,451,717			234,451,717

Total	8,872,219,503	4,776,369,983	121,001,588	3,510,864,322	8,408,235,893

F-5
6

Composition	12/31/2023
	Carrying amount	Level 1	Level 2	Level 3	Fair value
Financial liabilities
Deposits	7,339,158,200	4,554,539,815		2,788,023,459	7,342,563,274
Repo transactions	51,395,109	51,395,109			51,395,109
Other financial liabilities	815,507,243	789,093,751	25,330,165		814,423,916
Financing received from the BCRA and other financial institutions	43,115,043	17,002,115	13,375,602		30,377,717
Issued corporate bonds	128,184,411		129,896,019		129,896,019
Subordinated corporate bonds	714,760,748		605,112,609		605,112,609

Total	9,092,120,754	5,412,030,790	773,714,395	2,788,023,459	8,973,768,644